CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2012	Mar. 31, 2012
Common Stock, Shares Authorized	250,000,000	250,000,000
Common Stock, Par Value Per Share	$ 0.001	$ 0.001
Common Stock, Shares, Issued	101,516,764	85,080,445
Common Stock, Shares, Outstanding	101,516,764	85,080,445